Segment Information (Details) - Schedule of Reportable Segments and Corporate - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 35,104	$ 239,423	$ 337,440
Prepaid expenses and other current assets	209,408	128,547
Deposits and other assets	298,503	797,231	718,951
Intangible assets	183,229	230,084
Goodwill	46,460	46,460
Inventory	112,398	404,970
All other assets	2,006,898	2,973,034
Total Assets	2,892,000	4,819,749
Accounts payable and accrued liabilities	13,440,962	7,565,720
Note payable, net of debt discount and issuance costs	7,607,587	7,015,279
Deferred revenue	342,609	299,409	$ 234,159
All other Liabilities	2,221,543	2,442,540
Total Liabilities	23,612,701	17,322,948
Creatd Labs [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	35,104
Prepaid expenses and other current assets	115,164	23,712
Deposits and other assets	138,344	629,955
Intangible assets
Goodwill
Inventory	16,374	30,125
All other assets
Total Assets	304,986	683,792
Accounts payable and accrued liabilities	1,490,249	8,495
Note payable, net of debt discount and issuance costs	218,747	130,615
Deferred revenue	342,609	275,017
All other Liabilities	11,000
Total Liabilities	2,062,605	414,127
Creatd Ventures [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net		11,217
Prepaid expenses and other current assets		40,681
Deposits and other assets		2,600
Intangible assets	183,229	207,301
Goodwill	46,460	46,460
Inventory	96,024	374,845
All other assets	772
Total Assets	326,485	683,104
Accounts payable and accrued liabilities	1,774,135	1,635,298
Note payable, net of debt discount and issuance costs	72,507	184,160
Deferred revenue
All other Liabilities
Total Liabilities	1,846,642	1,819,458
Creatd Studios [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets
Goodwill
Inventory
All other assets	269
Total Assets	269
Accounts payable and accrued liabilities	10,929
Note payable, net of debt discount and issuance costs
Deferred revenue
All other Liabilities
Total Liabilities	10,929
Creatd Partners [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net		228,206
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets
Goodwill
Inventory
All other assets
Total Assets		228,206
Accounts payable and accrued liabilities	394,619	509,931
Note payable, net of debt discount and issuance costs
Deferred revenue		24,392
All other Liabilities
Total Liabilities	394,619	534,323
Corporate [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets	94,244	64,154
Deposits and other assets	160,159	164,676
Intangible assets		22,783
Goodwill
Inventory
All other assets	2,005,857	2,973,034
Total Assets	2,260,260	3,224,647
Accounts payable and accrued liabilities	9,771,030	5,411,996
Note payable, net of debt discount and issuance costs	7,316,333	6,700,504
Deferred revenue
All other Liabilities	2,210,543	2,442,540
Total Liabilities	$ 19,297,906	$ 14,555,040